Equity (Details) - USD ($)						9 Months Ended			12 Months Ended
		Mar. 07, 2025	Mar. 07, 2025	Oct. 15, 2024	May 16, 2023	Mar. 31, 2025		Mar. 31, 2024	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2024
Equity [Line Items]
Common stock, shares outstanding				100,000,000	100,000,000	21,640,000	[1]		20,000,000	[1]	20,000,000	[1]	20,000,000
Common stock, shares issued				100,000,000	100,000,000	21,640,000	[1]		20,000,000	[1]	20,000,000	[1]
Common stock retain a par value (in Dollars per share)	[1]					$ 0.001			$ 0.001		$ 0.001
Gross proceeds (in Dollars)						$ 5,602,400			$ (85,400)		$ (553,471)
Maximum [Member]
Equity [Line Items]
Share split				5	4	4			4
Minimum [Member]
Equity [Line Items]
Share split				1	1	1			1
IPO [Member]
Equity [Line Items]
Common stock, shares outstanding									25,000,000		24,750,000
Shares of common stock issued		1,640,000	1,640,000			1,640,000
Share issued price (in Dollars per share)		$ 4	$ 4			$ 4
Gross proceeds (in Dollars)		$ 6,560,000				$ 6,560,000
Common Stock [Member]
Equity [Line Items]
Common stock, shares outstanding				20,000,000	25,000,000
Common stock, shares issued				20,000,000	25,000,000
Shares of common stock issued	[2]					1,640,000					200,000

[1]	Giving retroactive effect to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024.
[2]	Giving retroactive effect to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024.